Segment Information (Details) - Schedule of Asset Information for Reportable Segments - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Segment:
Identifiable assets	$ 110,379	$ 115,411	$ 107,860
Capital expenditure	792	1,504	551
Depreciation and amortization	1,709	1,736	1,755
Injection Molded Plastic Parts [Member]
Segment:
Identifiable assets	68,025	74,373	73,209
Capital expenditure	166	783	269
Depreciation and amortization	1,279	1,402	1,540
Electronic Products [Member]
Segment:
Identifiable assets	42,354	41,038	34,651
Capital expenditure	626	721	282
Depreciation and amortization	$ 430	$ 334	$ 215